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FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                  August, 2008
Payment Date                                                                                                          9/15/2008
Transaction Month                                                                                                             4

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $6,254,185,030.50                   338,143                    52.8 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                  $1,400,000,000.00                  2.77620%                  June 15, 2009
 Class A-2a Notes                                   $400,000,000.00                    3.720%               January 15, 2011
 Class A-2b Notes                                 $1,320,000,000.00   one-month LIBOR + 0.90%               January 15, 2011
 Class A-3 Notes                                  $1,582,000,000.00   one-month LIBOR + 1.42%                  June 15, 2012
 Class A-4a Notes                                   $360,600,000.00                    5.160%                 April 15, 2013
 Class A-4b Notes                                   $300,000,000.00   one-month LIBOR + 1.75%                 April 15, 2013
 Class B Notes                                      $169,300,000.00                    6.040%             September 15, 2013
 Class C Notes                                      $112,900,000.00                    7.040%               January 15, 2014
 Class D Notes                                      $112,900,000.00                    8.490%              November 15, 2014
                                                    ---------------
    Total                                         $5,757,700,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $21,749,009.11

PRINCIPAL:
 Principal Collections                                                                                       $122,165,380.25
 Prepayments in Full                                                                                          $44,717,339.95
 Liquidation Proceeds                                                                                          $3,334,112.94
 Recoveries                                                                                                       $31,477.86
                                                                                                                  ----------
   SUB TOTAL                                                                                                 $170,248,311.00
                                                                                                             ---------------
COLLECTIONS                                                                                                  $191,997,320.11

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $576,438.67
 Purchase Amounts Related to Interest                                                                              $3,677.45
                                                                                                                   ---------
   SUB TOTAL                                                                                                     $580,116.12

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2b                                                                                          $0.00
Net Swap Receipt - Class A-3                                                                                           $0.00
Net Swap Receipt - Class A-4b                                                                                          $0.00
AVAILABLE FUNDS                                                                                              $192,577,436.23

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 August, 2008
Payment Date                                                                                                         9/15/2008
Transaction Month                                                                                                            4

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00    $192,577,436.23
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00    $192,577,436.23
Servicing Fee                                     $4,702,280.95    $4,702,280.95       $0.00       $0.00    $187,875,155.28
Net Swap Payment - Class A-2b                       $242,979.73      $242,979.73       $0.00       $0.00    $187,632,175.55
Net Swap Payment - Class A-3                        $739,660.58      $739,660.58       $0.00       $0.00    $186,892,514.97
Net Swap Payment - Class A-4b                       $205,014.33      $205,014.33       $0.00       $0.00    $186,687,500.64
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00    $186,687,500.64
Interest - Class A-1 Notes                        $1,875,966.25    $1,875,966.25       $0.00       $0.00    $184,811,534.39
Interest - Class A-2a Notes                       $1,240,000.00    $1,240,000.00       $0.00       $0.00    $183,571,534.39
Interest - Class A-2b Notes                       $3,827,020.27    $3,827,020.27       $0.00       $0.00    $179,744,514.12
Interest - Class A-3 Notes                        $5,295,010.25    $5,295,010.25       $0.00       $0.00    $174,449,503.87
Interest - Class A-4a Notes                       $1,550,580.00    $1,550,580.00       $0.00       $0.00    $172,898,923.87
Interest - Class A-4b Notes                       $1,089,360.67    $1,089,360.67       $0.00       $0.00    $171,809,563.20
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00    $171,809,563.20
Interest - Class B Notes                            $852,143.33      $852,143.33       $0.00       $0.00    $170,957,419.87
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00    $170,957,419.87
Interest - Class C Notes                            $662,346.67      $662,346.67       $0.00       $0.00    $170,295,073.20
Third Priority Principal Payment                 $85,606,009.01   $85,606,009.01       $0.00       $0.00     $84,689,064.19
Interest - Class D Notes                            $798,767.50      $798,767.50       $0.00       $0.00     $83,890,296.69
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $83,890,296.69
Regular Principal Payment                       $699,114,635.17   $83,890,296.69       $0.00       $0.00              $0.00
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                            $192,577,436.23

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment       $85,606,009.01
                                                                      Regular Principal Payment              $83,890,296.69
                                                                                                             --------------
                                                                      TOTAL                                 $169,496,305.70

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $169,496,305.70         $121.07   $1,875,966.25            $1.34  $171,372,271.95            $122.41
Class A-2a Notes                 $0.00           $0.00   $1,240,000.00            $3.10    $1,240,000.00              $3.10
Class A-2b Notes                 $0.00           $0.00   $3,827,020.27            $2.90    $3,827,020.27              $2.90
Class A-3 Notes                  $0.00           $0.00   $5,295,010.25            $3.35    $5,295,010.25              $3.35
Class A-4a Notes                 $0.00           $0.00   $1,550,580.00            $4.30    $1,550,580.00              $4.30
Class A-4b Notes                 $0.00           $0.00   $1,089,360.67            $3.63    $1,089,360.67              $3.63
Class B Notes                    $0.00           $0.00     $852,143.33            $5.03      $852,143.33              $5.03
Class C Notes                    $0.00           $0.00     $662,346.67            $5.87      $662,346.67              $5.87
Class D Notes                    $0.00           $0.00     $798,767.50            $7.08      $798,767.50              $7.08
                                 -----                     -----------                       -----------
TOTAL                  $169,496,305.70                  $17,191,194.94                   $186,687,500.64

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                      August, 2008
Payment Date                                                                                                              9/15/2008
Transaction Month                                                                                                                 4

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $784,720,644.18             0.5605147     $615,224,338.48             0.4394460
Class A-2a Notes                                    $400,000,000.00             1.0000000     $400,000,000.00             1.0000000
Class A-2b Notes                                  $1,320,000,000.00             1.0000000   $1,320,000,000.00             1.0000000
Class A-3 Notes                                   $1,582,000,000.00             1.0000000   $1,582,000,000.00             1.0000000
Class A-4a Notes                                    $360,600,000.00             1.0000000     $360,600,000.00             1.0000000
Class A-4b Notes                                    $300,000,000.00             1.0000000     $300,000,000.00             1.0000000
Class B Notes                                       $169,300,000.00             1.0000000     $169,300,000.00             1.0000000
Class C Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
Class D Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $5,142,420,644.18             0.8931380   $4,972,924,338.48             0.8636998

POOL INFORMATION
 Weighted Average APR                                                              4.901%                                    4.894%
 Weighted Average Remaining Term                                                    50.68                                     49.96
 Number of Receivables Outstanding                                                314,599                                   306,742
 Pool Balance                                                           $5,642,737,137.43                         $5,469,313,095.66
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $5,097,012,417.10                         $4,943,914,635.17
 Pool Factor                                                                    0.9022338                                 0.8745045

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $31,270,925.15
Targeted Credit Enhancement Amount                                                                                   $54,693,130.96
Yield Supplement Overcollateralization Amount                                                                       $525,398,460.49
Targeted Overcollateralization Amount                                                                               $548,820,666.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $496,388,757.18

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $31,270,925.15
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $31,270,925.15
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $31,270,925.15

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                              August, 2008
Payment Date                                                                                                      9/15/2008
Transaction Month                                                                                                         4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      969     $2,630,769.96
(Recoveries)                                                                                        17        $31,477.86
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $2,599,292.10
Cumulative Net Losses Last Collection                                                                      $1,925,801.51
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $4,525,093.61

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.55%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT

31-60 Days Delinquent                                                       1.05%               2,854     $57,571,767.73
61-90 Days Delinquent                                                       0.11%                 282      $6,049,139.44
91-120 Days Delinquent                                                      0.03%                  70      $1,741,847.70
Over 120 Days Delinquent                                                    0.01%                  23        $593,539.14
                                                                            -----                  --        -----------
TOTAL DELINQUENT RECEIVABLES                                                1.21%               3,229     $65,956,294.01

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       260      $5,755,844.95
Total Repossesed Inventory                                                                        335      $8,306,691.00

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.1073%
Preceding Collection Period                                                                                      0.2885%
Current Collection Period                                                                                        0.5614%
Three Month Average                                                                                              0.3191%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.0770%
Preceding Collection Period                                                                                      0.0989%
Current Collection Period                                                                                        0.1223%
Three Month Average                                                                                              0.0994%